Employee benefits (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Present value of obligations	$ 28,295	$ 21,597	$ 30,766
Fair value of plan assets	(11,935)	(10,199)	(14,384)
Net actuarial liability	16,360	11,398
Balance as of January 1, 2024	11,398	16,382
Recognized in the Statement of Income	1,747	2,934
Current service cost	170	210
Net interest	1,577	1,433
Recognized in Equity - other comprehensive income	2,862	(3,279)
(Gains)/losses arising from the remeasurement (2)	2,862	(3,279)
Cash effects	(1,062)	(1,001)
Contributions paid	(1,016)	(961)
Payments related to Term of financial commitment (TFC)	(46)	(40)
Other changes	1,415	(3,638)
Translation Adjustment	1,415	(3,638)
Balance at December 31, 2024	16,360	11,398
Past service cost (2)		1,291
Pension Plans PPSP-R [member]
IfrsStatementLineItems [Line Items]
Present value of obligations	11,733	9,992	14,941
Fair value of plan assets	(8,486)	(7,308)	(10,201)
Net actuarial liability	3,247	2,684
Balance as of January 1, 2024	2,684	4,740
Recognized in the Statement of Income	368	399
Current service cost	4	10
Net interest	364	389
Recognized in Equity - other comprehensive income	244	(1,053)
(Gains)/losses arising from the remeasurement (2)	244	(1,053)
Cash effects	(380)	(382)
Contributions paid	(351)	(355)
Payments related to Term of financial commitment (TFC)	(29)	(27)
Other changes	331	(1,020)
Translation Adjustment	331	(1,020)
Balance at December 31, 2024	3,247	2,684
Past service cost (2)
Pension Plans PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Present value of obligations	3,773	3,233	4,806
Fair value of plan assets	(2,325)	(2,075)	(3,007)
Net actuarial liability	1,448	1,158
Balance as of January 1, 2024	1,158	1,799
Recognized in the Statement of Income	158	153
Current service cost		2
Net interest	158	151
Recognized in Equity - other comprehensive income	106	(281)
(Gains)/losses arising from the remeasurement (2)	106	(281)
Cash effects	(123)	(121)
Contributions paid	(106)	(108)
Payments related to Term of financial commitment (TFC)	(17)	(13)
Other changes	149	(392)
Translation Adjustment	149	(392)
Balance at December 31, 2024	1,448	1,158
Past service cost (2)
Pension Plans Petros 2 [member]
IfrsStatementLineItems [Line Items]
Present value of obligations	1,128	874	1,357
Fair value of plan assets	(1,124)	(816)	(1,176)
Net actuarial liability	4	58
Balance as of January 1, 2024	58	181
Recognized in the Statement of Income	7	13
Current service cost
Net interest	7	13
Recognized in Equity - other comprehensive income	(53)	(84)
(Gains)/losses arising from the remeasurement (2)	(53)	(84)
Cash effects	(14)	(13)
Contributions paid	(14)	(13)
Payments related to Term of financial commitment (TFC)
Other changes	6	(39)
Translation Adjustment	6	(39)
Balance at December 31, 2024	4	58
Past service cost (2)
Health Care Plan Saude Petrobras [Member]
IfrsStatementLineItems [Line Items]
Present value of obligations	11,661	7,498	9,662
Fair value of plan assets
Net actuarial liability	11,661	7,498
Balance as of January 1, 2024	7,498	9,662
Recognized in the Statement of Income	1,214	2,369
Current service cost	166	198
Net interest	1,048	880
Recognized in Equity - other comprehensive income	2,565	(1,861)
(Gains)/losses arising from the remeasurement (2)	2,565	(1,861)
Cash effects	(545)	(485)
Contributions paid	(545)	(485)
Payments related to Term of financial commitment (TFC)
Other changes	929	(2,187)
Translation Adjustment	929	(2,187)
Balance at December 31, 2024	$ 11,661	7,498
Past service cost (2)		$ 1,291